LKCM SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

COMMON STOCKS - 93.5%	Shares	Value
Aerospace & Defense - 2.5%
Hexcel Corp.	39,900	$2,599,086
Mercury Systems, Inc. (a)	71,010	2,633,761
		5,232,847
Banks - 5.5%
Cadence Bank	115,560	2,452,183
Cullen/Frost Bankers, Inc.	28,125	2,565,281
Home BancShares, Inc.	161,721	3,386,438
Pinnacle Financial Partners, Inc.	46,057	3,087,661
		11,491,563
Beverages - 1.3%
Primo Water Corp. (b)	202,743	2,797,853

Broadline Retail - 1.0%
Ollie's Bargain Outlet Holdings, Inc. (a)	28,293	2,183,654

Building Products - 4.7%
CSW Industrials, Inc.	20,048	3,513,212
PGT Innovations, Inc. (a)	114,297	3,171,742
Zurn Elkay Water Solutions Corp.	115,319	3,231,238
		9,916,192
Chemicals - 4.0%
Ecovyst, Inc. (a)	367,120	3,612,461
Ferroglobe Representation & Warranty Insurance Trust (a)(c)	302,970	–
Hawkins, Inc.	39,493	2,324,163
Quaker Chemical Corp.	14,941	2,390,560
		8,327,184
Communications Equipment - 0.9%
Lumentum Holdings, Inc. (a)	43,105	1,947,484

Construction Materials - 1.1%
Eagle Materials, Inc.	13,412	2,233,366

Electrical Equipment - 0.8%
Generac Holdings, Inc. (a)	15,144	1,650,090

Energy Equipment & Services - 2.4%
Weatherford International Plc (a)(b)	55,184	4,984,771

Financial Services - 3.9%
AvidXchange Holdings, Inc. (a)	339,404	3,217,550
Euronet Worldwide, Inc. (a)	35,250	2,798,145
Repay Holdings Corp. (a)	279,840	2,123,985
		8,139,680
Food Products - 0.3%
Utz Brands, Inc.	50,375	676,536

Health Care Equipment & Supplies - 3.7%
Alphatec Holdings, Inc. (a)	195,847	2,540,136
Enovis Corp. (a)	54,242	2,860,181
Neogen Corp. (a)	125,934	2,334,816
		7,735,133
Health Care Providers & Services - 3.9%
HealthEquity, Inc. (a)	37,029	2,704,969
Progyny, Inc. (a)	69,358	2,359,559
R1 RCM Inc. (a)	209,547	3,157,873
		8,222,401
Hotels, Restaurants & Leisure - 5.5%
Bowlero Corp. (a)	189,190	1,820,008
Everi Holdings, Inc. (a)	181,945	2,405,313
Playa Hotels & Resorts NV (a)(b)	350,322	2,536,331
Red Rock Resorts, Inc. - Class A	51,909	2,128,269
Wingstop, Inc.	14,088	2,533,586
		11,423,507
Insurance - 3.5%
Goosehead Insurance, Inc. - Class A (a)	63,278	4,716,110
Palomar Holdings, Inc. (a)	52,983	2,688,887
		7,404,997
IT Services - 0.7%
Perficient Inc. (a)	25,450	1,472,537

Leisure Products - 1.6%
Topgolf Callaway Brands Corp. (a)	145,440	2,012,889
YETI Holdings, Inc. (a)	28,454	1,372,052
		3,384,941
Life Sciences Tools & Services - 2.4%
Medpace Holdings, Inc. (a)	13,349	3,232,193
Stevanato Group SpA (b)	57,144	1,698,320
		4,930,513
Machinery - 9.0%
Alamo Group, Inc.	19,357	3,346,051
Chart Industries, Inc. (a)	19,311	3,265,876
ESAB Corporation	52,221	3,666,959
Helios Technologies, Inc.	51,458	2,854,890
ITT, Inc.	30,360	2,972,547
Watts Water Technologies, Inc. - Class A	15,324	2,648,294
		18,754,617
Marine Transportation - 2.1%
Kirby Corp. (a)	52,376	4,336,733

Media - 2.2%
Magnite, Inc. (a)	279,296	2,105,892
Nexstar Media Group, Inc. - Class A	18,077	2,591,699
		4,697,591
Oil, Gas & Consumable Fuels - 7.8%
CNX Resources Corp. (a)	164,454	3,713,371
HF Sinclair Corp.	48,714	2,773,288
Magnolia Oil & Gas Corp. - Class A	159,066	3,644,202
Northern Oil and Gas, Inc.	76,508	3,077,917
Permian Resources Corporation	216,937	3,028,441
		16,237,219
Personal Care Products - 1.9%
BellRing Brands, Inc. (a)	98,013	4,041,076

Professional Services - 2.8%
CBIZ, Inc. (a)	43,369	2,250,851
NV5 Global, Inc. (a)	19,935	1,918,345
Upwork, Inc. (a)	142,058	1,613,779
		5,782,975
Real Estate Management & Development - 1.0%
FirstService Corp. (b)	14,470	2,105,964

Software - 10.8%
Altair Engineering, Inc. - Class A (a)	47,450	2,968,472
Appian Corp. (a)	48,326	2,204,149
LiveRamp Holdings, Inc. (a)	92,415	2,665,248
Model N, Inc. (a)	71,897	1,755,006
Nutanix, Inc. (a)	109,644	3,824,383
Q2 Holdings, Inc. (a)	79,392	2,561,980
Sprout Social, Inc. - Class A (a)	64,888	3,236,613
Workiva Inc. (a)	33,777	3,422,961
		22,638,812
Specialty Retail - 1.4%
Academy Sports & Outdoors, Inc.	59,874	2,830,244

Technology Hardware, Storage & Peripherals - 1.2%
Avid Technology, Inc. (a)	95,544	2,567,267

Textiles, Apparel & Luxury Goods - 1.2%
Crocs, Inc. (a)	29,199	2,576,228

Trading Companies & Distributors - 2.4%
Global Industrial Co.	73,726	2,469,821
SiteOne Landscape Supply, Inc. (a)	15,657	2,559,137
		5,028,958
TOTAL COMMON STOCKS
(Cost $151,931,341)		195,752,933

SHORT-TERM INVESTMENTS - 6.8%
Money Market Funds - 6.8%
Fidelity Investments Money Market Government Portfolio - Class I, 5.23% (d)	1,610,935	1,610,935
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 5.26% (d)	6,328,710	6,328,710
MSILF Government Portfolio, 5.27% (d)	6,328,710	6,328,710
		14,268,355
TOTAL SHORT-TERM INVESTMENTS
(Cost $14,268,355)		14,268,355

Total Investments - 100.3%		210,021,288
(Cost $166,199,696)
Liabilities in Excess of Other Assets - (0.3)%		(583,863)
TOTAL NET ASSETS - 100.0%		$209,437,425

(a) Non-income producing security.
(b) Security issued by non-U.S. incorporated company.
(c) Securities for which market quotations are not readily available. These securities have been valued at their fair value under procedures approved by the Fund's Board of Trustees. Level 3 security.
(d) The rate quoted is the annualized seven-day yield of the Fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

LKCM SMALL CAP EQUITY FUND
Sector Classification
September 30, 2023

Sectors:	% Net Assets

Industrials	24.2%
Information Technology	14.7%
Financials	11.9%
Consumer Discretionary	10.7%
Energy	10.1%
Health Care	10.0%
Money Market Funds	6.8%
Materials	5.0%
Consumer Staples	3.6%
Communication Services	2.3%
Real Estate	1.0%
Liabilities in excess of other assets	-0.3%

Fair Value Measurement Summary at September 30, 2023 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official
Closing Price ("NOCP"). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value. Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act of 1940, including related oversight and reporting requirements.
The Valuation Rule also defines when market quotations are “readily available” for purposes of the Investment Company Act of 1940, the threshold for determining whether the Fund must fair value a security. The Valuation Rule permits the Fund’s board to designate the
Fund’s primary investment adviser as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the registered investment company’s board receives the information it needs to oversee the investment adviser’s fair value determinations. The Board has designated the Adviser as valuation designee under the Valuation Rule to perform fair value functions in accordance with the requirements of the Valuation Rule. The
Adviser may value securities at fair value in good faith pursuant to the Adviser’s and the Fund’s procedures. The Adviser may use prices provided by independent pricing services to assist in the fair valuation of the Fund’s portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of Sepember 30, 2023, the Fund's assets carried at fair value were classified as follows:

LKCM Small Cap Equity Fund
Description	Level 1	Level 2	Level 3		Total
Common Stock	$195,752,933	$–	$–	(1)	$195,752,933
Short-Term Investments	14,268,355	–	–		14,268,355
Total Investments	$210,021,288	$–	$–		$210,021,288

(1) Level 3 security valued at $0.

Below is a reconciliation of Level 3 assets held by the LKCM Small Cap Equity Fund for which significant observable inputs were used to determine fair value.
					Level 3
Description					Common Stocks
Balance as of December 31, 2022					$-	(1)
Purchases					-
Sales proceeds					-
Realized gain (loss)					-
Change in unrealized appreciation/depreciation					-
Transfers into/(out of) Level 3					-
Balance as of September 30, 2023					$-	(1)

Change in unrealized appreciation/depreciation during the period
for Level 3 investments held at September 30, 2023					$-

(1) Level 3 security valued at $0.